SEGMENT INFORMATION (Tables)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012	2013	2012
Revenue	$62,105	$98,787	$63,467	$73,292	$125,572	$172,079
Loss on derivatives	(87)	(76)	—	—	(87)	(76)
Interest income/expense and finance cost, net	(20,715)	(20,176)	(6,657)	(5,130)	(27,372)	(25,306)
Depreciation and amortization	(18,454)	(19,753)	(5,779)	(6,119)	(24,233)	(25,872)
Equity in net earnings of affiliated companies	4,127	8,058	—	—	4,127	8,058
Net (loss)/income attributable to Navios Holdings common stockholders	(18,704)	3,758	2,823	1,527	(15,881)	5,285
Total assets	2,422,071	2,447,063	551,620	431,407	2,973,691	2,878,470
Capital expenditures	(338)	(4,429)	(8,395)	(3,709)	(8,733)	(8,138)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	303,103	188,070	—	—	303,103	188,070
Cash and cash equivalents	146,554	125,079	124,543	44,016	271,097	169,095
Restricted cash	6,011	9,521	—	—	6,011	9,521
Long-term debt (including current and non-current portion)	$1,124,910	$1,213,214	$293,818	$200,633	$1,418,728	$1,413,847

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012	2013	2012
Revenue	$122,712	$200,653	$136,697	$123,440	$259,409	$324,093
Loss on derivatives	(260)	(202)	—	—	(260)	(202)
Interest income/expense and finance cost, net	(40,692)	(40,494)	(12,038)	(10,052)	(52,730)	(50,546)
Depreciation and amortization	(36,684)	(38,785)	(11,872)	(12,921)	(48,556)	(51,706)
Equity in net earnings of affiliated companies	18,250	16,633	—	—	18,250	16,633
Net (loss)/income attributable to Navios Holdings common stockholders	(32,647)	14,739	6,611	5	(26,036)	14,744
Total assets	2,422,071	2,447,063	551,620	431,407	2,973,691	2,878,470
Capital expenditures	(435)	(39,546)	(17,784)	(7,346)	(18,219)	(46,892)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	303,103	188,070	—	—	303,103	188,070
Cash and cash equivalents	146,554	125,079	124,543	44,016	271,097	169,095
Restricted cash	6,011	9,521	—	—	6,011	9,521
Long-term debt (including current and non-current portion)	$1,124,910	$1,213,214	$293,818	$200,633	$1,418,728	$1,413,847